Contingencies	9 Months Ended
Sep. 30, 2021
Loss Contingencies [Line Items]
Contingencies	Commitments and Contingencies
Surety Bonds
A portion of Sonder’s leases are supported by surety bonds provided by affiliates of certain insurance companies. As of September 30, 2021, Sonder had commitments from six surety providers in the amount of $56.4 million, of which $32.0 million was outstanding. The availability, terms and conditions, and pricing of bonding capacity are dependent on, among other things, continued financial strength and stability of the insurance company affiliates providing the bonding capacity, general availability of such capacity and Sonder’s corporate credit rating.
Legal and Regulatory Matters
Sonder has been and expects to continue to become involved in litigation or other legal proceedings from time to time, including the matters described below. Except as described below, Sonder is not currently a party to any litigation or legal proceedings that, in the opinion of Sonder’s management, are likely to have a material adverse effect on Sonder’s business. Regardless of outcome, litigation and other legal proceedings can have an adverse impact on Sonder because of defense and settlement costs, diversion of management resources, possible restrictions on our business as a result of settlement or adverse outcomes, and other factors.
In late February 2020, Sonder was informed about an investigation underway by the New York City Department of Health and Mental Hygiene relating to possible Legionella bacteria contamination in the water supply at 20 Broad Street, New York, NY (the “Broad Street Property”). Due to the failure of the owner of the Broad Street Property (the “Broad Street Landlord”) to address the Legionella bacteria contamination and the associated health risks posed to Sonder’s guests, Sonder withheld payment of rent to the Broad Street Landlord on grounds of, among other reasons, constructive eviction. On September 30, 2020, the Broad Street Landlord sued Sonder USA Inc., Sonder Canada Inc. and Sonder Holdings Inc. for breach of the lease, seeking no less than $3.9 million in damages. Sonder filed counterclaims against the Broad Street Landlord and the property management company for breach of contract, seeking significant damages. The Broad Street Landlord filed a motion for summary judgment. The hearing and oral argument for the summary judgment motion are set for December 21, 2021. Sonder intends to vigorously defend itself and believes that the claims of the 20 Broad Street Landlord are without merit.
Sonder establishes an accrued liability for loss contingencies related to legal matters when a loss is both probable and reasonably estimable. These accruals represent Sonder’s best estimate of probable losses. Sonder has recorded an estimated accrual of $1.1 million and $0.6 million in the condensed consolidated balance sheet as of September 30, 2021 and the condensed consolidated balance sheet December 31, 2020, respectively. Sonder’s views and estimates related to these matters may change in the future, as new events and circumstances arise and the matters continue to develop. Until the final resolution of legal matters, there may be an exposure to losses in excess of the amounts accrued. With respect to outstanding legal matters, based on current knowledge, the amount or range of reasonably possible loss will not, either individually or in the aggregate, have a material adverse effect on Sonder’s business, results of operations, financial condition, or cash flows. Legal fees are expensed as incurred.
Commitments and contingencies
Surety Bonds
A portion of Sonder’s leases are supported by surety bonds. As of December 31, 2020, Sonder had assembled commitments from five surety providers in the amount of $46.2 million, of which $23.9 million was outstanding and was an off-balance sheet arrangement. The availability, terms and conditions, and pricing of bonding capacity are dependent on, among other things, continued financial strength and stability of the insurance company affiliates providing the bonding capacity, general availability of such capacity and Sonder’s corporate credit rating.
Legal and Regulatory Matters
Sonder has been and expects to continue to become involved in litigation or other legal proceedings from time to time, including the matters described below. Except as described below, Sonder is not currently a party to any litigation or legal proceedings that, in the opinion of Sonder’s management, are likely to have a material adverse effect on Sonder’s business. Regardless of outcome, litigation and other legal proceedings can have an adverse impact on Sonder because of defense and settlement costs, diversion of management resources, possible restrictions on our business as a result of settlement or adverse outcomes, and other factors.
In late February 2020, Sonder was informed about an investigation underway by the New York City Department of Health and Mental Hygiene relating to possible Legionella bacteria contamination in the water supply at 20 Broad Street, New York, NY (the “Broad Street Property”). Due to the failure of the owner of the Broad Street Property (the “Broad Street Landlord”) to address the Legionella bacteria contamination and the associated health risks posed to Sonder’s guests, Sonder withheld payment of rent to the Broad Street Landlord on grounds of, among other reasons, constructive eviction. On July 30, 2020, the Broad Street Landlord sued Sonder USA Inc., Sonder Canada Inc. and Sonder Holdings Inc. for breach of the lease, seeking no less than $3.9 million in damages. Sonder filed counterclaims against the Broad Street Landlord and the property management company for breach of contract, seeking significant damages. The Broad Street Landlord filed a motion for summary judgment. The hearing and oral argument for the summary judgment motion are set for December 21, 2021. Sonder intends to vigorously defend itself and believes that the claims of the 20 Broad Street Landlord are without merit.
Sonder establishes an accrued liability for loss contingencies related to legal matters when a loss is both probable and reasonably estimable. These accruals represent Sonder’s best estimate of probable losses. Sonder has recorded an estimated accrual of $0.6 million in the consolidated balance sheet as of December 31, 2020 and did not record an estimated accrual in the consolidated balance sheet as of December 31, 2019, respectively. Sonder’s views and estimates related to these matters may change in the future as new events and circumstances arise and the matters continue to develop. Until the final resolution of legal matters, there may be an exposure to losses in excess of the amounts accrued. With respect to outstanding legal matters, based on current knowledge, Sonder believes the amount or range of reasonably possible loss will not, either individually or in the aggregate, have a material adverse effect on Sonder’s business, results of operations, financial condition, or cash flows.

Gores Metropoulos II, Inc.
Loss Contingencies [Line Items]
Contingencies	Contingencies Risks and Uncertainties Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.